Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2012 are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥28,061	¥—	¥—	¥28,061
Financial service industry	19,299	—	—	19,299
Other	3,594	—	—	3,594
Derivatives
Forward contracts	—	507	—	507
Option contracts	—	—	—	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	332	—	332

Total	¥50,954	¥839	¥—	¥51,793

Liabilities
Derivatives
Forward contracts	¥—	¥10,023	¥—	¥10,023
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	2,126	—	2,126
Other	—	76,239	639	76,878

Total	¥—	¥88,388	¥639	¥89,027

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total	¥—	¥62,823	¥752	¥63,575

Summary of Information About Changes of Level Three

The following table summarizes information about changes of Level 3 for the years ended March 31, 2013, 2012 and 2011:

	Millions of yen
	2013	2012	2011
Balance, beginning of year	¥(752)	¥(859)	¥(2,280)
Total gains or losses (realized / unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements	—	—	1,202
Purchases	—	—	—
Issuances	—	—	—
Settlements	—	—	1,202

Balance, end of period	¥(639)	¥(752)	¥(859)